HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-82866              Stag Wall Street Variable Universal Life (Series I)
333-93319              Stag Accumulator Variable Universal Life (Series I)
333-83057              Stag Protector Variable Universal Life (Series I)
033-61267              Stag Variable Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373              Stag Variable Life Last Survivor II (Series I)
033-89988              Stag Variable Life Last Survivor

     SUPPLEMENT DATED FEBRUARY 11, 2009 TO THE PROSPECTUS DATED MAY 1, 2008

                         SUPPLEMENT TO YOUR PROSPECTUS

Putman VT New Value Fund (Class IA) ("Merging Fund") is scheduled to merge into the Putnam VT Equity Income Fund (Class IA) ("Surviving Fund") effective on February 13, 2009. The Surviving Fund is added to the variable product solely to receive the assets of the Merging Fund. No new premiums or policy value may be allocated or transferred to the Merging Fund.

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSE" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUND IS ADDED IN ALPHABETICAL
ORDER:

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND                       FEE               FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund          0.650%              N/A              0.120%              0.120%
 --Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Putnam VT Equity Income Fund          0.890%                N/A                0.890%
 --Class IA

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVE IS ADDED IN ALPHABETICAL ORDER TO THE TABLE:

FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --      Capital Growth and current income    Putnam Investment Management, LLC
 Class IA

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7902